Note Payable (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 14, 2012
Debt Disclosure [Abstract]
Convertible note payable			$ 1,200,000
Accrues interest			0.80%
Accrued interest convertible into common stock	100.00%	90.00%
Principle amount outstanding	$ 1,203,744